AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

SEPTEMBER 2025

HIT's Impact In Minnesota *since inception (1984)**

118	**38**	**$2.0B**	**28.1M**	**15,257**	**$7.2B**
Projects	Cities Across Minnesota	Capital Invested or Allocated	Hours of Union Construction Work	Units of Housing (49% affordable)	Total Economic Impact

OF PROJECTS
Grand Rapids 2
Hermantown 1
Duluth 6
Anoka 2
Coon Rapids 2
Blaine 1
Mounds View 1
Brooklyn Park 1
White Bear Lake 1
Brooklyn Center 1
New Brighton 1
Maple Grove 1
Columbia Heights 1
Stillwater 1
Robbinsdale 1
Roseville 1
Plymouth 4
Falcon Heights 3
Oakdale 1
St. Louis Park 6
Maplewood 2
Minneapolis 26
St. Paul 16
Minnetonka 2
West St. Paul 1
Woodbury 2
Edina 1
Richfield 2
Eden Prairie 8
Inver Grove Heights 4
Bloomington 4
Chaska 1
Burnsville 5
Hastings 1
Apple Valley 1
Mankato 1
Rochester 2
Lakeville 1

* Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of September 30, 2025. Economic impact data is in 2024 dollars and all other figures are nominal.

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HIT Minnesota Projects Since Inception (1984)

CITY/PROJECT	UNITS	AFFORDABLE	CITY/PROJECT	UNITS	AFFORDABLE
Anoka			Minneapolis, continued
Engles Estates	126	25	Flo Co Fusion	84	-
The American Cooperative of Anoka	87	-	Gateway Northeast	128	77
Apple Valley			Greenway Apartments	86	86
Zvago Cooperative at Central Village	58		Heritage Landing	225	45
Blaine			Heritage Park III	95	55
Blaine Town Square Senior Housing	87	70	Labor Retreat	77	77
Bloomington			Ladder 260	90	90
Applewood Pointe of Bloomington at Southtown	101	-	Lake Street Apartments	111	111
Old Cedar Apartments	68	68	One Southside	-	-
Realife Cooperative of Bloomington	78	78	Park Plaza/North Creek (Olson Court)	253	253
Summerhill Coop of Bloomington	40	8	Peregrine Apartments	163	163
Brooklyn Center			Plymouth Townhomes	140	28
The Crest Apartments	171	171	Riverside Plaza Apartments	1,303	1,173
Brooklyn Park			Seward Towers East and West	640	627
Realife of Brooklyn Park	99	19	Solhem Apartments (Uptown House)	60	-
Burnsville			St. Anthony Mills Apartments	93	93
Parkway Coop of Burnsville	102	20	The Jourdain	41	32
Realife Cooperative of Burnsville	120	120	The LaSalle	121	24
Summit Townhomes	114	22	The Midwell (Green on Fourth Apartments)	243	66
Wyngate Townhomes	50	38	Wellstone Apartments	49	37
Chaska			Minnetonka
Clover Field Market Place	117	59	Waterstone Place Apartments	164	33
Columbia Heights			Zvago Cooperative at Glen Lake	54	-
The Col (42nd & Central)	62	62	Mounds View
Coon Rapids			Realife Cooperative of Mounds View	74	14
Riverdale Station East	180	-	Oakdale
Riverdale Station West	71	55	Estoria Cooperative Oak Marsh	87	-
Duluth			New Brighton
Bay Point Estates Apts.	76	15	Meadowood Shores	106	21
Gramercy Park Duluth	74	14	Plymouth
Mount Royal Pines III	54	54	Creekside Apartments	204	40
The District Flats at Miller Hill	72	-	Fernbrook Townhomes	72	14
Zenith	122	13	Regent at Plymouth	120	120
Zvago Cooperative at Lake Superior	51	-	Stone Creek Village	130	34
Eden Prairie			Richfield
Eden Lake Townhomes	40	8	Gramercy Park Cooperative	87	17
Elevate at Southwest Station	222	45	The Chamberlain	316	64
Hills of Eden Prairie	37	7	Robbinsdale
Realife Cooperative of Valley View	94	18	Parker Station Flats	198	-
Regency Park	86	17	Rochester
Summerhill Coop of Eden Prairie	48	9	Fontaine Towers	151	151
Summit Place ALF	95	95	Rochester Civic Center Senior Affordable	76	76
Summit Place Apartments	171	43	Roseville
Edina			Applewood Pointe of Roseville at Langton Lake	48	-
Yorkdale Terrace Townhomes	90	90	St. Louis Park
Falcon Heights			Beltline Station - Building 1	152	-
Amber Union	125	125	Beltline Station - Building 3	146	-
Falcon Heights Mixed Income	119	50	Ellipse on Excelsior	132	-
Falcon Heights Town Square -- Seniors	56	11	Excelsior & Grand Apartments	337	18
Grand Rapids			Parkwood Shores Assisted Living Facility	46	46
Colony Square Cooperative	37	7	Rise on 7	120	120
Grand Itasca Clinic & Hospital	64	12	St. Paul
Hastings			333 on the Park	134	-
Haven Homes	107	107	Brandt Jens Kluge	36	7
Hermantown			Landmark Tower	187	-
The Meadows Townhomes	168	34	Marian Center of St. Paul	127	127
Inver Grove Heights			Morrow (University and Fairview)	243	243
Babcock Trail Townhomes	100	20	Phalen Senior Lofts	73	73
Gramercy Park of St. Paul	111	22	Pioneer Apartments	143	143
Inver Glen Senior Housing	103	-	Sibley Park Apartments	114	46
Salem Green Apartments	320	64	Soul	178	178
Lakeville			The Penfield	254	-
Estoria Cooperative of Lakeville	89	-	Union Flats	217	217
Mankato			University & Dale	98	79
Colonial Manor	95	19	West Side Flats Apartments	178	35
Maple Grove			Wilder Square	136	136
Longstreet Apartments	264	52	Winnipeg Apartments	56	56
Maplewood			Zvago Cooperative at St. Anthony Park	49	-
Beaver Creek/Pondview	60	12	Stillwater
The American Cooperative at Lake Phalen	56	-	Zvago Cooperative at Stillwater	48	-
Minneapolis			West St. Paul
1500 Nicollet	183	183	Realife Cooperative of West St. Paul	97	19
1900 Central/VOA Senior Housing	51	11	White Bear Lake
Bassett Creek Apartments	139	-	Lakewood Place Apartments	60	12
Cecil Newman Apartments	64	64	Woodbury
City Walk - Walkway Uptown Apartments	92	-	Sundance at Settler's Ridge	218	-
Five 15 on the Park	259	132	Woodland Elders Assisted Living	64	64
			Grand Total	15,257	7,408

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.